Income Tax Benefits / (Expenses) - Summary of Tax Losses Carried Forward (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Details of Tax Losses Carried Forward For Which No Deferred Tax Assets Were Recognized [line Items]
Unused tax losses for which no deferred tax asset recognised	€ 924,874	€ 787,747
Expiry within 5 years [member]
Disclosure of Details of Tax Losses Carried Forward For Which No Deferred Tax Assets Were Recognized [line Items]
Unused tax losses for which no deferred tax asset recognised	57,616	76,457
Expiry over 5 years [member]
Disclosure of Details of Tax Losses Carried Forward For Which No Deferred Tax Assets Were Recognized [line Items]
Unused tax losses for which no deferred tax asset recognised	154,293	141,342
No expiration [member]
Disclosure of Details of Tax Losses Carried Forward For Which No Deferred Tax Assets Were Recognized [line Items]
Unused tax losses for which no deferred tax asset recognised	€ 712,965	€ 569,948